UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-4246
(Investment Company Act File Number)

C/Funds Group, Inc.
Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite 2, Venice, Florida	34285
(Address of Principal Executive Offices)	(Zip)

C/Funds Group, Inc., 201 Center Road, Suite 2, Venice, Florida 34285
(Name and Address of Agent for Service)

941-488-6772
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

September 30, 2007
(Date of Reporting Period)

Item 1. Schedule of Investments

The unaudited schedules of investments for the specified reporting period are filed herewith.

C/FUND Schedule of Investments September 30, 2007 (Unaudited)
	Shares or Par Value	Value

COMMON STOCKS: 89.1%

Aircraft & Parts: 9.3%		$367,410
Boeing Co.	1,500	157,485
Honeywell International, Inc.	1,500	89,205
United Technologies Corp.	1,500	120,720

Beverages: 3.6%		141,150
Coca-Cola Co.	1,500	86,205
Pepsico, Inc.	750	54,945

Cigarettes: 2.6%		104,295
Altria Group, Inc.	1,500	104,295

Commercial Banks: 5.9%		233,005
Bank of America Corp.	1,000	50,270
Cadence Financial Corp.	2,500	44,000
Citigroup, Inc.	1,500	70,005
J. P. Morgan Chase & Co.	1,500	68,730

Computer & Data Processing Services: 5.6%		220,890
IBM Corp.	1,500	176,700
Microsoft Corp.	1,500	44,190

Computer & Office Equipment: 1.9%		74,685
Hewlett Packard Co.	1,500	74,685

Construction & Related Machinery: 3.0%		117,645
Caterpillar, Inc.	1,500	117,645

Drugs: 4.4%		174,670
Johnson & Johnson	1,500	98,550
Merck & Co., Inc.	1,000	51,690
Pfizer, Inc.	1,000	24,430

Eating & Drinking Places: 2.1%		81,705
Mcdonald's RESTAURANTS	1,500	81,705

Electric Services: 1.5%		60,880
FPL Group, Inc.	1,000	60,880

Electronic Components & Accessories: 1.0%		38,790
Intel Corp.	1,500	38,790

Life Insurance: 2.5%		101,475
American International Group	1,500	101,475

Lumber & Other Building Materials: 2.6%		104,700
Home Depot, Inc.	1,500	48,660
Lowe's Co.	2,000	56,040

Lumber & Wood Products: 1.1%		44,760
Plum Creek Timber Co.	1,000	44,760

Medical Instruments & Supplies: 1.5%		61,538
Becton Dickinson & Co.	750	61,536

Metal Mining: 3.0%		117,900
BHP Billiton ADR	1,500	117,900

Metalworking Machinery: 1.5%		59,640
Illinois Tool Works, Inc.	1,000	59,640

Miscellaneous Converted Paper Products: 3.5%		140,370
3M Company	1,500	140,370

Miscellaneous Fabricated Metal Products: 1.4%		55,915
Parker Hannifin Corp.	500	55,915

Motor Vehicles & Equipment: 1.4%		55,050
General Motors Corp.	1,500	55,050

Motor Vehicles, Parts, & Supplies: 1.3%		50,000
Genuine Parts Co.	1,000	50,000

Nonclassifiable Establishments: 7.6%		299,120
Berkshire Hathaway, Inc. Delaware*	2	237,020
General Electric Co.	1,500	62,100

Nonferrous Rolling & Drawing: 1.5%		58,680
Alcoa, Inc.	1,500	58,680

Oil & Gas Field Services: 2.6%		105,000
Schlumberger Ltd.	1,000	105,000

Personal Credit Institutions: 2.3%		89,055
American Express Co.	1,500	89,055

Petroleum Refining: 3.5%		138,840
Exxon Mobil Corp.	1,500	138,840

Plastics Materials & Synthetics: 1.9%		74,340
E. I. Dupont de Nemours & Co.	1,500	74,340

Radio & Television Broadcasting: 1.3%		51,585
Walt Disney Co.	1,500	51,585

Research & Testing Services: 0.0%		4
Atmospheric Glow Technologies*	125	4

Soap, Cleaners, & Toilet Goods: 2.7%		105,510
Proctor & Gamble Co.	1,500	105,510

Telephone Communications, Except Radio: 3.3%		129,885
AT&T, Inc.	1,500	63,465
Verizon Communications, Inc.	1,500	66,420

Variety Stores: 1.7%		65,475
Wal-Mart Stores	1,500	65,475

Total Common Stocks (Identified Cost $2,463,254)		$3,523,967

PREFERRED STOCKS: 4.4%

Life Insurance: 0.9%		$35,000
Aegon NV ADR	1,400	35,000

Index Fund: 1.2%		47,110
iShares S&P Preferred Stock Index Fund	1,000	47,110

Commercial Banks: 2.3%		90,520
Royal Bank of Scotland Pfd M	4,000	90,520

Total Preferred Stocks (Identified Cost $182,560)		$172,630

GOVERNMENTS--FIXED: 1.3%

U. S. Treasury Securities: 1.3%		$50,211
Us Treasury 4.875% Due 4/30/2006	50,000	50,211

Total Governments--Fixed (Identified Cost $49,978)		$50,211

TOTAL INVESTMENTS: 94.8% (Identified Cost $2,695,792)		$3,746,808

Cash & Equivalents: 4.9%**		$192,539
Other Assets & Liabilities, Net: 0.3%		$13,083

NET ASSETS: 100.0%		$3,952,430

* Non-income producing security.
** Non-restricted collateralized interest-earning bank account deposit.

C/GROWTH STOCK FUND Schedule of Investments September 30, 2007 (Unaudited)
	Shares or Par Value	Value

COMMON STOCKS: 88.8%

Aircraft & Parts: 9.2%		$203,281
Precision Castparts	890	131,702
Rockwell Collins, Inc.	980	71,579

Blast Furnace & Basic Steel Products: 4.4%		96,436
Steel Dynamics, Inc.	2,065	96,436

Communications Equipment: 1.7%		37,564
Harris Corp.	650	37,564

Computer & Data Processing Services: 3.5%		78,485
Jack Henry Associates	3,035	78,485

Computer & Office Equipment: 8.2%		180,713
Cisco Systems*	2,755	91,273
EMC Corp.*	4,300	89,440

Construction & Related Machinery: 7.1%		156,408
Cameron International Corp.*	860	79,369
Oil States International, Inc.*	1,595	77,039

Drug Stores & Proprietary Stores: 1.8%		40,676
Medco Health Solutions, Inc.*	450	40,676

Drugs: 4.4%		97,066
Gilead Sciences, Inc.*	2,375	97,066

Educational Services: 5.3%		116,822
ITT Educational*	960	116,822

Fire, Marine, & Casualty Insurance: 4.2%		93,012
Arch Capital Group, Ltd.*	1,250	93,012

Heavy Construction, Ex. Building: 5.1%		113,370
Jacobs Engineering Group, Inc.*	1,500	113,370

Measuring & Controlling Devices: 1.5%		32,910
KLA-Tencor Corp.	590	32,910

Medical & Dental Laboratories: 1.4%		30,084
Laboratory Corp. of America Holdings*	385	30,084

Medical Instruments & Supplies: 3.5%		78,048
C. R. Bard, Inc.	885	78,046

Medical Service & Health Insurance: 3.1%		68,660
Wellpoint, Inc.*	870	68,660

Miscellaneous Chemical Products: 2.2%		49,266
Smith International, Inc.	690	49,266

Oil & Gas Field Services: 4.5%		100,212
Noble Corp.	1,400	68,670
Superior Energy Services, Inc.*	890	31,542

Ordnance & Accessories, NEC: 3.2%		71,045
Alliant Techsystems, Inc.*	650	71,045

Real Estate Agents & Managers: 3.7%		82,722
Jones Lang Lasalle, Inc.	805	82,722

Research & Testing Services: 2.1%		46,740
Covance, Inc.*	600	46,740

Special Trade Contractors: 4.6%		102,052
Chicago Bridge & Iron Co.	2,370	102,052

Telephone Communications, Except Radio: 4.1%		90,340
America Movil S.A.B. de C.V.	725	46,400
Vimpel-Comm ADR	1,625	43,940

Total Common Stocks (Identified Cost $1,522,510)		$1,965,912

TOTAL INVESTMENTS: 88.8% (Identified Cost $1,522,510)		$1,965,912

Cash & Equivalents: 5.8%**		$127,746
Other Assets & Liabilities, Net: 5.4%		$120,414

NET ASSETS: 100.0%		$2,214,072

* Non-income producing security.
** Non-restricted collateralized interest-earning bank account deposit.

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	October 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	October 5, 2007

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.